CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (242,562,132)	$ 331,175	$ 168,996,086
Other comprehensive income:
Foreign currency translation adjustment	3,190,413	32,421,826	17,170,111
Unrealized gains (losses) on available-for-sale investments			(2,329,761)
Cash flow hedging gains (losses)			(713,497)
Reclassification adjustment for loss included in net income		3,043,258
Other comprehensive income	3,190,413	35,465,084	14,126,853
Comprehensive income (loss)	(239,371,719)	35,796,259	183,122,939
Less: comprehensive loss attributable to non-controlling interest	(46,593)	(1,789)
Comprehensive income (loss) attributable to ReneSola Ltd	$ (239,325,126)	$ 35,798,048	$ 183,122,939